SCHEDULE OF BASED ON RELATIVE FAIR VALUE ALLOCATION OF PROCEEDS AND COSTS (Details) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Jan. 11, 2024	Dec. 15, 2023	Jul. 14, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Relative Fair Value	$ 3,785	$ 18,554	$ 21,818
Allocation Percentage	100.00%	100.00%	100.00%
Allocation of Proceeds	$ 1,405	$ 7,788	$ 8,715		$ 1,405	$ 1,405	$ 16,503
Allocation of Costs	(66)	(166)	(201)
Warrant Repricing		(1,568)
Allocation of Proceeds, Net	1,339	6,054	8,514
July 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Relative Fair Value			$ 8,715
Allocation Percentage			39.94%
Allocation of Proceeds			$ 3,481
Allocation of Costs			(80)
Allocation of Proceeds, Net			3,401
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Relative Fair Value	$ 1,750	$ 9,059
Allocation Percentage	46.24%	48.83%
Allocation of Proceeds	$ 650	$ 3,803
Allocation of Costs	(31)	(81)
Warrant Repricing		(766)
Allocation of Proceeds, Net	619	2,956
July 2023 Warrants [Member]
Debt Instrument [Line Items]
Relative Fair Value			$ 13,103
Allocation Percentage			60.06%
Allocation of Proceeds			$ 5,234
Allocation of Costs			(121)
Allocation of Proceeds, Net			$ 5,113
December 2023 Warrants [Member]
Debt Instrument [Line Items]
Relative Fair Value	$ 2,035	$ 9,495
Allocation Percentage	53.76%	51.17%
Allocation of Proceeds	$ 755	$ 3,985
Allocation of Costs	(35)	(85)
Warrant Repricing		(802)
Allocation of Proceeds, Net	$ 720	$ 3,098